ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Jun. 30, 2021
ALLOWANCE FOR LOAN LOSSES [Abstract]
ALLOWANCE FOR LOAN LOSSES
9.	ALLOWANCE FOR LOAN LOSSES

The Company determines its allowance for loan losses in accordance with generally accepted accounting principles. The Company uses a systematic methodology as required by Financial Reporting Release No. 28 and the various Federal Financial Institutions Examination Council guidelines. The Company also endeavors to adhere to SEC Staff Accounting Bulletin No. 102 in connection with loan loss allowance methodology and documentation issues.

Our methodology used to determine the allocated portion of the allowance is as follows. For groups of homogenous loans, we apply a loss rate to the groups’ aggregate balance. Our group loss rate reflects our historical loss experience. We may adjust these group rates to compensate for changes in environmental factors; but our adjustments have not been frequent due to a relatively stable charge-off experience. The Company also monitors industry loss experience on similar loan portfolio segments. We then identify loans for individual evaluation under ASC Topic 310. If the individually identified loans are performing, we apply a segment specific loss rate adjusted for relevant environmental factors, if necessary, for those loans reviewed individually and considered individually impaired, we use one of the three methods for measuring impairment mandated by ASC Topic 310. Generally the fair value of collateral is used since our impaired loans are generally real estate based. In connection with the fair value of collateral measurement, the Company generally uses an independent appraisal and determines costs to sell. The Company’s appraisals for commercial income based loans, such as multi-family and commercial real estate loans, assess value based upon the operating cash flows of the business as opposed to merely “as built” values. The Company then validates the reasonableness of our calculated allowances by: (1) reviewing trends in loan volume, delinquencies, restructurings and concentrations; (2) reviewing prior period (historical) charge-offs and recoveries; and (3) presenting the results of this process, quarterly, to the Asset Classification Committee and the Savings Bank’s Board of Directors. We then tabulate, format and summarize the current loan loss allowance balance for financial and regulatory reporting purposes.

The Company had no unallocated loss allowance balance at June 30, 2021 and 2020.

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management’s periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

The following is a summary of the changes in the allowance for loan losses:

	2021	2020	2019
	(Dollars in Thousands)
Balance, July 1	$618	$548	$468
Add:
(Credit) provision for loan losses	(53)	70	80
Less:
Loans charged off	—	—	—

Balance, June 30	$565	$618	$548

The following tables summarize the primary segments of the allowance for loan losses (“ALLL”), segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of June 30, 2021, June 30, 2020 and June 30, 2019. Activity in the allowance is presented for the fiscal years ended June 30, 2021, 2020 and 2019.

	As of June 30, 2021
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans[5]	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2020	$449	$38	$6	$26	$66	$32	$1	$618
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	(60)	12	5	(2)	(7)	—	(1)	(53)

Ending ALLL Balance at June 30, 2021	$389	$50	$11	$24	$59	$32	$—	$565

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	389	50	11	24	59	32	—	565

	$389	$50	$11	$24	$59	$32	$—	$565

	As of June 30, 2020
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans[5]	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2019	$405	$46	$10	$17	$37	$30	$3	$548
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	44	(8)	(4)	9	29	2	(2)	70

Ending ALLL Balance at June 30, 2020	$449	$38	$6	$26	$66	$32	$1	$618

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	449	38	6	26	66	32	1	618

	$449	$38	$6	$26	$66	$32	$1	$618

[5]	Not secured by real estate.

	As of June 30, 2019
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans[5]	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2018	$356	$24	$—	$18	$35	$31	$4	$468
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	49	22	10	(1)	2	(1)	(1)	80

Ending ALLL Balance at June 30, 2019	$405	$46	$10	$17	$37	$30	$3	$548

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	405	46	10	17	37	30	3	548

	$405	$46	$10	$17	$37	$30	$3	$548

During the fiscal year ended June 30, 2021, the significant changes to the ALLL were a $61 thousand decrease associated with the 1-4 family loan segment and a $12 thousand increase associated with construction loans. The primary reason for the changes in the ALLL balance during fiscal 2021 is a decrease in the Company’s loan portfolio.

During the fiscal year ended June 30, 2020, the significant changes to the ALLL were a $44 thousand increase associated with the 1-4 family loan segment and a $29 thousand increase associated with commercial mortgage loans. The primary reason for the changes in the ALLL balance during fiscal 2020 is an increase in the Company’s reserve factors related to the economic uncertainty as a result of the COVID-19 pandemic.

During the fiscal year ended June 30, 2019, the ALLL associated with the 1-4 family loan and the construction loan segments increased by $49 thousand and $22 thousand, respectively. Additionally, the ALLL associated with the land acquisition and development segment increased $10 thousand. The primary reason for the changes in the ALLL balance during fiscal 2019 is the change in the applicable loan balances as well as an increase in the reserve factor associated with the 1-4 family permanent loans.

During the fiscal years ended June 30, 2021, 2020 and 2019, respectively, the Company increased its ALLL reserve factors for the following loan segments:

Loan Segment	06/30/2021 Factor	06/30/2020 Factor	06/30/2019 Factor
1-4 Family Permanent	0.575%	0.575%	0.500%
1-4 Family – Construction	0.825%	0.825%	0.750%
Land Acquisition & Dev	1.250%	1.250%	1.000%
Multi-family	0.700%	0.700%	0.550%
Commercial Real Estate	1.500%	1.500%	1.000%
Consumer	1.100%	1.100%	1.000%
Commercial[5]	6.000%	6.000%	5.000%

[5]	Not secured by real estate.